LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2015
LONG-TERM DEBT
Summary of components of long-term debt

	Thousands of Yen
	2014 Weighted average interest rate	2014 Balance	2015 Weighted average interest rate	2015 Balance
Bank borrowings:
Unsecured, various rates and various maturities through 2020	2.3%	712,600	2.2%	¥1,224,669
Capital lease obligations	1.7%	18,483	1.7%	8,914

		731,083		1,233,583
Less: current portion		285,897		458,243

		¥445,186		¥775,340

Schedule of aggregate annual maturities of long-term debt
Years ending March 31	Thousands of Yen
2016	458,243
2017	347,107
2018	181,540
2019	179,992
2020	66,701

¥1,233,583